Principal Funds, Inc.

Supplement dated June 25, 2018
to the Statutory Prospectus dated June 15, 2018

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR GLOBAL OPPORTUNITIES FUND

In the Management section, under Investment Advisor and Portfolio Managers, delete Xiaoxi Li from the alphabetical list of portfolio managers.

MANAGEMENT OF THE FUNDS
In The Manager and Advisor section, under Advisor: Principal Global Investors, LLC, delete Xiaoxi Li from the list of portfolio managers.